Other Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Property Plant And Equipment [Line Items]
Discount of the Navios Holding Guarantee		$ 777
Navios Holdings
Property Plant And Equipment [Line Items]
Due From Related Party Write Offs	$ 3,638